Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2005 Fund
December 31, 2023
Z05-NPRT3-0224
1.9884231.106
Domestic Equity Funds - 6.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	2,146	33,526
Fidelity Series Commodity Strategy Fund (a)	194	17,976
Fidelity Series Large Cap Growth Index Fund (a)	1,112	21,299
Fidelity Series Large Cap Stock Fund (a)	1,153	22,521
Fidelity Series Large Cap Value Index Fund (a)	2,726	40,121
Fidelity Series Small Cap Core Fund (a)	9	98
Fidelity Series Small Cap Opportunities Fund (a)	807	11,218
Fidelity Series Value Discovery Fund (a)	998	14,846
TOTAL DOMESTIC EQUITY FUNDS (Cost $147,268)		161,605

International Equity Funds - 12.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	1,110	16,312
Fidelity Series Emerging Markets Fund (a)	2,943	24,897
Fidelity Series Emerging Markets Opportunities Fund (a)	5,752	99,684
Fidelity Series International Growth Fund (a)	2,362	40,460
Fidelity Series International Index Fund (a)	1,304	15,330
Fidelity Series International Small Cap Fund (a)	2,436	41,322
Fidelity Series International Value Fund (a)	3,470	40,498
Fidelity Series Overseas Fund (a)	3,120	40,461
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $288,546)		318,964

Bond Funds - 72.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	53,893	510,364
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	2,022	15,491
Fidelity Series Corporate Bond Fund (a)	23,334	217,469
Fidelity Series Emerging Markets Debt Fund (a)	1,721	13,336
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	471	4,411
Fidelity Series Floating Rate High Income Fund (a)	272	2,455
Fidelity Series Government Bond Index Fund (a)	34,381	318,024
Fidelity Series High Income Fund (a)	1,650	13,880
Fidelity Series International Credit Fund (a)	7	57
Fidelity Series International Developed Markets Bond Index Fund (a)	11,602	101,404
Fidelity Series Investment Grade Bond Fund (a)	31,952	322,712
Fidelity Series Investment Grade Securitized Fund (a)	24,077	217,171
Fidelity Series Long-Term Treasury Bond Index Fund (a)	17,907	104,934
Fidelity Series Real Estate Income Fund (a)	267	2,538
TOTAL BOND FUNDS (Cost $1,898,904)		1,844,246

Short-Term Funds - 9.1%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.43% (a)(b)	46,278	46,278
Fidelity Series Short-Term Credit Fund (a)	4,439	43,722
Fidelity Series Treasury Bill Index Fund (a)	14,408	143,216
TOTAL SHORT-TERM FUNDS (Cost $232,698)		233,216

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,567,416)	2,558,031
NET OTHER ASSETS (LIABILITIES) - 0.0%	(21)
NET ASSETS - 100.0%	2,558,010

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	632,577	82,046	203,486	12,310	(9,071)	8,298	510,364
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	28,551	1,144	12,720	505	(1,967)	483	15,491
Fidelity Series Blue Chip Growth Fund	45,347	5,728	28,032	216	3,974	6,509	33,526
Fidelity Series Canada Fund	24,550	2,238	11,562	540	(382)	1,468	16,312
Fidelity Series Commodity Strategy Fund	24,003	4,386	9,252	890	(4,463)	3,302	17,976
Fidelity Series Corporate Bond Fund	267,644	29,637	80,059	8,086	(5,376)	5,623	217,469
Fidelity Series Emerging Markets Debt Fund	16,693	1,797	5,698	763	(338)	882	13,336
Fidelity Series Emerging Markets Debt Local Currency Fund	5,651	554	1,904	214	110	-	4,411
Fidelity Series Emerging Markets Fund	22,605	13,694	11,723	597	(878)	1,199	24,897
Fidelity Series Emerging Markets Opportunities Fund	140,790	23,263	68,848	2,755	(1,891)	6,370	99,684
Fidelity Series Floating Rate High Income Fund	3,217	359	1,173	226	7	45	2,455
Fidelity Series Government Bond Index Fund	393,525	47,621	114,147	8,016	(7,659)	(1,316)	318,024
Fidelity Series Government Money Market Fund 5.43%	73,170	11,675	38,567	2,638	-	-	46,278
Fidelity Series High Income Fund	17,422	1,510	5,289	802	(330)	567	13,880
Fidelity Series International Credit Fund	54	2	-	2	-	1	57
Fidelity Series International Developed Markets Bond Index Fund	130,309	12,604	40,827	4,388	(1,817)	1,135	101,404
Fidelity Series International Growth Fund	56,976	4,589	23,556	521	1,031	1,420	40,460
Fidelity Series International Index Fund	23,622	1,959	11,007	429	654	102	15,330
Fidelity Series International Small Cap Fund	18,824	32,769	14,705	1,378	(589)	5,023	41,322
Fidelity Series International Value Fund	56,827	3,937	24,250	1,297	1,314	2,670	40,498
Fidelity Series Investment Grade Bond Fund	402,318	43,800	118,176	11,686	(7,653)	2,423	322,712
Fidelity Series Investment Grade Securitized Fund	275,926	27,409	81,418	7,697	(6,601)	1,855	217,171
Fidelity Series Large Cap Growth Index Fund	28,782	3,695	16,352	201	2,055	3,119	21,299
Fidelity Series Large Cap Stock Fund	31,525	4,908	16,543	1,339	786	1,845	22,521
Fidelity Series Large Cap Value Index Fund	58,883	9,722	30,939	1,622	29	2,426	40,121
Fidelity Series Long-Term Treasury Bond Index Fund	127,170	34,015	46,145	2,925	(7,953)	(2,153)	104,934
Fidelity Series Overseas Fund	56,920	4,250	23,101	663	1,379	1,013	40,461
Fidelity Series Real Estate Income Fund	6,015	389	3,838	237	(374)	346	2,538
Fidelity Series Short-Term Credit Fund	56,869	3,095	17,116	1,160	(14)	888	43,722
Fidelity Series Small Cap Core Fund	384	2	292	2	6	(2)	98
Fidelity Series Small Cap Opportunities Fund	14,375	1,778	6,255	122	53	1,267	11,218
Fidelity Series Treasury Bill Index Fund	209,020	32,185	97,768	7,423	(298)	77	143,216
Fidelity Series Value Discovery Fund	21,528	3,479	10,759	688	(151)	749	14,846
	3,272,072	450,239	1,175,507	82,338	(46,407)	57,634	2,558,031

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.